Critical accounting estimates and judgements (Details Narrative) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	£ 505,191
Adjustments for increase (decrease) in deferred income including contract liabilities	£ 5,191
Expected volatility, share options granted	75.00%	75.00%	70.00%
Borrowings, interest rate	5.00%
Percentage of loan issued	50.00%
Borrowings, maturity	January 18, 2022
Embedded Derivatives [Member]
IfrsStatementLineItems [Line Items]
Expected volatility, share options granted	80.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility, share options granted	70.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility, share options granted	75.00%